Summary of Significant Accounting Policies - Intangible Assets, Net (Details) - Archer Aviation Inc - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years
Gross carrying amount	$ 500	$ 19
Accumulated amortization	3	3
Amortization expense	$ 9	$ 17
Domain names
Finite-Lived Intangible Assets [Line Items]
Estimated useful life		15 years
Gross carrying amount		$ 500
Accumulated amortization		3
Amortization expense		$ 3